Leases (Tables)	6 Months Ended
Jun. 30, 2022
Leases [Abstract]
Schedule of carrying amounts of right-of-use assets
	Building	Music education equipment	Total
	RMB’000	RMB’000	RMB’000
At January 1, 2021	4,318	10,600	14,918
Additions	2,259	475	2,734
Depreciation charge	(3,443)	(696)	(4,139)
Lease termination	(74)	(10,379)	(10,453)
At December 31, 2021	3,060	—	3,060
Additions (Unaudited)	9,413	—	9,413
Depreciation charge (Unaudited)	(1,838)	—	(1,838)
Lease termination (Unaudited)	(849)	—	(849)
At June 30, 2022 (Unaudited)	9,786	—	9,786

Schedule of carrying amounts of lease liabilities
Lease liabilities
RMB’000

At January 1, 2021	17,490
Additions	2,734
Accretion of interest	1,082
Lease termination	(14,379)
Payments	(3,648)
At December 31, 2021	3,279
Current	2,486
Non-current	793

At January 1, 2022	3,279
Additions (Unaudited)	9,413
Accretion of interest (Unaudited)	36
Covid-19-related rent concessions from a lessor（included in other income) (Unaudited)	(787)
Lease termination (Unaudited)	(970)
Payments(Unaudited)	(1,124)
As June 30, 2022 (Unaudited)	9,847
Current (Unaudited)	3,718
Non-current (Unaudited)	6,129

Schedule of unaudited amounts recognised in profit or loss
	For the six months ended June 30,
	2021	2022
	RMB’000	RMB’000
Depreciation expense of right-of-use assets	2,317	1,838
Interest expense on lease liabilities	842	36
Covid-19-related rent concessions from a lessor	—	(787)
Expense relating to short term leases and leases of low-value assets included in administrative expenses	748	685
Total amount recognised in profit or loss	3,907	1,772

Schedule of unaudited total cash outflow for leases
	For the six months ended June 30,
	2021	2022
	RMB’000	RMB’000
Total cash outflow for leases	2,370	1,809

Schedule of future minimum rentals receivable under non-cancellable finance leases
	December 31,	June 30,
	2021	2022
	RMB’000	RMB’000
		(Unaudited)
Amounts receivable:
Within one year	357	—
After one year but within two years	—	—
After two years but within five years	—	—
Total future undiscounted minimum rentals receivables	357	—
Unearned finance income	(2)	—
Net investments in subleases	355	—
Current	355	—
Non-current	—	—